CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (USD $) In Thousands, except Share data	Total		Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]
Balance at Dec. 31, 2009	$ 54,409		$ 6,838	$ 41,467	$ 4,668	$ 1,436
Balance (in shares) at Dec. 31, 2009			6,837,952
Net income (loss)	(4,955)		0	0	(4,955)	0
Other comprehensive income (loss), net	(258)		0	0	0	(258)
Stock option exercises	332		76	256	0	0
Stock option exercises (in shares)			75,684
Tax benefit from stock option exercises	16		0	16	0	0
Stock based compensation	148		0	148	0	0
Balance at Dec. 31, 2010	49,692		6,914	41,887	(287)	1,178
Balance (in shares) at Dec. 31, 2010			6,913,636
Net income (loss)	(163)		0	0	(163)	0
Common stock received as collateral on loan default	(165)		(54)	(111)	0	0
Common stock received as collateral on loan default (in shares)			(53,269)
Other comprehensive income (loss), net	107		0	0	0	107
Stock based compensation	75		0	75	0	0
Balance at Dec. 31, 2011	49,546		6,860	41,851	(450)	1,285
Balance (in shares) at Dec. 31, 2011			6,860,367
Net income (loss)	3,902		0	0	3,902	0
Sale of common stock	165		54	111	0	0
Sale of common stock (in shares)			53,269
Other comprehensive income (loss), net	27		0	0	0	27
Stock based compensation	31		0	31	0	0
Balance at Sep. 30, 2012	53,671		6,914	41,993	3,452	1,312
Balance (in shares) at Sep. 30, 2012			6,913,636
Balance at Dec. 31, 2011	49,546		6,860	41,851	(450)	1,285
Balance (in shares) at Dec. 31, 2011			6,860,367
Net income (loss)	4,637		0	0	4,637	0
Sale of common stock	165		54	111	0	0
Sale of common stock (in shares)			53,269
Other comprehensive income (loss), net	(207)		0	0	0	(207)
Stock based compensation	38		0	38	0	0
Balance at Dec. 31, 2012	54,179	[1]	6,914	42,000	4,187	1,078
Balance (in shares) at Dec. 31, 2012			6,913,636
Net income (loss)	2,702		0	0	2,702	0
Other comprehensive income (loss), net	(955)		0	0	0	(955)
Stock option exercises	44		7	37	0	0
Stock option exercises (in shares)			7,716
Stock based compensation	21		0	21	0	0
Balance at Sep. 30, 2013	$ 55,991		$ 6,921	$ 42,058	$ 6,889	$ 123
Balance (in shares) at Sep. 30, 2013			6,921,352

[1]	Derived from audited consolidated financial statements.